Investments And Other Non-Current Assets (Schedule Of Investments And Other Non-current Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investments And Other Non-Current Assets [Abstract]
Investments in affiliated companies	$ 21.0	$ 21.4
Deferred tax assets	162.1	151.9
Income tax receivables	33.2
Derivative assets	15.1	9.3
Long-term interest bearing deposit (insurance arrangement)	22.6	22.6
Other non-current assets	25.6	22.9
Investments and other non-current assets	$ 279.6	$ 228.1